Restrictions On Cash And Due From Banks	12 Months Ended
Dec. 31, 2011
Restrictions On Cash And Due From Banks [Abstract]
Restrictions On Cash And Due From Banks
Note Three
Restrictions on Cash and Due From Banks

City National is required to maintain an average reserve balance with the Federal Reserve Bank of Richmond to compensate for services provided by the Federal Reserve and to meet statutory required reserves for demand deposits. The average amount of the reserve balance for the year ended December 31, 2011 was approximately $16.1 million.